Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease, payments	$ 11,197	$ 9,130	$ 10,037
Operating lease, weighted average remaining lease term	6 years 8 months 15 days	5 years 8 months 8 days
Operating lease, weighted average discount rate, percent	4.26%	4.39%
Sublease income	$ 777	$ 1,051	$ 226